COMMITMENTS AND CONTINGENT LIABILITIES (Legal proceedings) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accrued legal expense		$ 569
Payment to third party for settlement of claims		$ 389
Subsequent Event [Member]
Legal expense	$ 389